[letterhead of K&L Gates]

January 25, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                               Nicholas-Applegate Institutional Funds
1933 Act File No. 333-71469
1940 Act File No. 811-07384
Preliminary Proxy Statement

Dear Sir or Madam:

On behalf of the Nicholas-Applegate Institutional Funds (the “Funds”), and seven of its series, transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 is a preliminary proxy statement (the “Proxy Statement”) to be used in connection with the Special Meeting of Shareholders of the series of the Funds to be held on March 19, 2010 (the “Meeting”).  The Proxy Statement consists of a Letter to Shareholders, a Notice of Special Meeting of Shareholders, the Proxy Statement and forms of proxy.  We understand no filing fee is applicable and, accordingly, no fee is included herein.

The Meeting will be held to consider an Agreement and Plan of Reorganization for each series, as well as a new advisory agreement and new sub-advisory agreement for each series so that each series’ proposed advisory arrangements will align with those of the new series of the Allianz Funds Multi-Strategy Trust into which the series would be reorganized, if approved by shareholders.  The proposals are described in the Proxy Statement.  Definitive proxy materials are expected to be mailed to shareholders at the beginning of the second week of February.

We would appreciate comments as soon as possible.  If you have any questions or comments regarding the foregoing, please contact me at (415) 249-1053.

Sincerely,

/s/ Kurt Decko
Kurt Decko

Enclosures